EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share

	Years ended December 31,
	2010	2011	2012
Net income (loss) attributed to holder of ordinary shares	$168,996,086	$332,964	$(242,515,539)
Net income (loss) adjusted for dilutive securities	168,996,086	332,964	(242,515,539)
Weighted-average number of common shares outstanding—basic	172,870,921	173,496,901	172,671,369
Dilutive effect of non-vested shares	2,240,810	373,261	—
Weighted-average number of common shares outstanding—diluted	175,111,731	173,870,162	172,671,369
Basic earnings (loss) per share	$0.98	$0.00	$(1.40)
Diluted earnings (loss) per share	$0.97	$0.00	$(1.40)